PGIM S&P 500 Buffer 20 ETF - November
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 102.6%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $223,338)(wb)	223,338	$223,338
Options Purchased*~ 101.9%
(cost $33,384,846)		34,928,606

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.6% (cost $33,608,184)		35,151,944
Options Written*~ (2.6)%
(premiums received $1,416,361)		(869,883)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $32,191,823)		34,282,061
Liabilities in excess of other assets (0.0)%		(14,005)

Net Assets 100.0%		$34,268,056

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$6.82		469		47	$34,610,835
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$682.06		469		47	317,771
Total Options Purchased (cost $33,384,846)								$34,928,606
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	10/30/26	$760.29		469		47	$(804,673)
State Street SPDR S&P 500 ETF Trust	Put	10/30/26	$545.65		469		47	(65,210)
Total Options Written (premiums received $1,416,361)								$(869,883)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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